Income Taxes	9 Months Ended
Sep. 30, 2023
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Income Taxes

6. INCOME TAXES

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2023	2022	2023	2022
Current Tax
Canada	484	187	941	1,124
United States	4	(185)	4	96
Asia Pacific	68	64	152	173
Other International	7	10	19	10
Total Current Tax Expense (Recovery)	563	76	1,116	1,403
Deferred Tax Expense (Recovery)	(2)	568	(416)	625
	561	644	700	2,028
For the nine months ended September 30, 2023, Cenovus incurred a deferred tax recovery of $416 million of which $176 million related to a step-up in the tax basis on the Toledo Acquisition on February 28, 2023.